Short-term debt and short-term debt from related parties (Tables)	6 Months Ended
Jun. 30, 2020
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties

Short-term debt and short-term debt from related parties

in € THOUS

	June 30,	December 31,
	2020	2019
Commercial paper program	838,856	999,732
Borrowings under lines of credit	34,379	143,875
Other	2,396	6,381
Short-term debt	875,631	1,149,988
Short-term debt from related parties (see note 3 c)	3,000	21,865
Short-term debt and short-term debt from related parties	878,631	1,171,853